Operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating expenses
Schedule of operating expenses

	2022	2021	2020
Continuing operations	£m	£m	£m
Salaries	2,250	2,295	2,494
Bonus awards	334	267	232
Temporary and contract costs	234	240	258
Social security costs	328	300	316
Pension costs	363	354	340
- defined benefit schemes (see Note 5)	205	215	215
- defined contribution schemes	158	139	125
Other	207	220	238
Staff costs	3,716	3,676	3,878

Premises and equipment	1,112	1,133	1,222
UK bank levy	101	99	167
Depreciation and amortisation (1,2)	833	923	913
Other administrative expenses (3)	1,925	1,927	1,678
Administrative expenses	3,971	4,082	3,980
	7,687	7,758	7,858

(1)	Include depreciation on right of use assets of £119 million (2021 - £167 million; 2020 - £209 million).
(2)	2021 includes impairment of goodwill of £85 million.
(3)	Includes litigation and conduct costs, net of amounts recovered. Refer to Note 21 for further details.

Schedule of employees in continuing operations

Continuing operations	2022	2021	2020
Retail Banking	14,800	15,800	17,200
Private Banking	2,100	1,900	1,900
Commercial & Institutional	12,200	11,400	13,300
Central items & other (1)	31,900	28,700	26,800
Total	61,000	57,800	59,200

UK	41,200	40,600	42,500
USA	300	300	300
India	15,700	13,500	13,200
Poland	1,500	1,400	1,200
Republic of Ireland	1,400	1,200	1,400
Rest of the World	900	800	600
Total	61,000	57,800	59,200

(1)

Central items & other includes Ulster Bank RoI. Total number of persons employed in Ulster Bank RoI of 2,200 (2021 – 2,400; 2020 – 2,600) includes 400 people employed in discontinued operations at 31 December 2022 (2021 – 700; 2020 – 700).

Schedule of share-based compensation

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Channel Islands, Gibraltar, Isle of Man, Poland and India.	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2023 to 2027
Deferred performance awards	All	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances	2023 to 2030
Long-term incentives (2) (3)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vest assessment and underpins	2023 to 2029

(1)	All awards have vesting conditions which may not be met.
(2)

Long-term incentives include buy-out awards offered to compensate certain new hires for the loss of forfeited awards from their previous employment. All awards are granted under the Employee Share Plan.

(3)

The existing Long-term incentive scheme has been closed to new awards and members as at 31 December 2022. The scheme will be replaced by a new Restricted share plan scheme with similar granting and vesting conditions. No awards have been granted at the end of the reporting period.

Schedule of bonus awards

	2022	2021	Change
	£m	£m	%
Non-deferred cash awards (1)	40	38	5%
Deferred cash awards	270	214	26%
Deferred share awards	60	49	22%
Total deferred bonus awards	330	263	25%
Total bonus awards (2)	370	301	23%

Bonus awards as a % of operating profit before tax (3)	7%	7%
Proportion of bonus awards that are deferred	89%	87%
of which
- deferred cash awards	82%	81%
- deferred share awards	18%	19%

	2022	2021	2020
Reconciliation of bonus awards to income statement charge	£m	£m	£m
Bonus awarded	370	301	206
Less: deferral of charge for amounts awarded for current year	(127)	(99)	(77)
Income statement charge for amounts awarded in current year	243	202	129

Add: current year charge for amounts deferred from prior years	94	80	114
Less: forfeiture of amounts deferred from prior years	(3)	(15)	(11)
Income statement charge for amounts deferred from prior years	91	65	103

Income statement charge for bonus awards (2)	334	267	232

(1)	Non-deferred cash awards are limited to £2,000 for all employees.
(2)	Excludes other performance related compensation.
(3)	Operating profit before tax and bonus expense.

	Actual			Expected
					2024
	2020	2021	2022	2023	and beyond
Year in which income statement charge is expected to be taken for deferred bonus awards	£m	£m	£m	£m	£m
Bonus awards deferred from 2020 and earlier	114	80	19	8	4
Bonus awards deferred from 2021	—	—	75	8	8
Less: forfeiture of amounts deferred from prior years	(11)	(15)	(3)	—	—
Bonus awards for 2022 deferred	—	—	—	105	22
	103	65	91	121	34

Sharesave
Operating expenses
Schedule of share-based compensation

Sharesave	2022		2021		2020
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	1.61	95	1.64	96	2.01	84
Granted	1.86	25	1.80	24	1.12	35
Exercised	1.88	(15)	1.76	(10)	1.83	—
Cancelled	1.60	(6)	2.02	(15)	2.20	(23)
At 31 December	1.63	99	1.61	95	1.64	96

Deferred performance awards
Operating expenses
Schedule of share-based compensation

Deferred performance awards	2022		2021		2020
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	132	65	169	77	196	76
Granted	46	20	61	32	109	67
Forfeited	(4)	(2)	(10)	(5)	(5)	(2)
Vested	(81)	(37)	(88)	(39)	(131)	(64)
At 31 December	93	46	132	65	169	77

Long-term incentives
Operating expenses
Schedule of share-based compensation

Long-term incentives	2022		2021		2020
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	44	21	50	24	63	25
Granted	16	7	6	3	14	10
Vested/exercised	(10)	(4)	(12)	(6)	(17)	(7)
Lapsed	(1)	(1)	—	—	(10)	(4)
At 31 December	49	23	44	21	50	24